Equity (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities	Below are the PPC total net sales, net income, cash provided by operations, total assets and total liabilities for the periods indicated.
	Nine-month period ended September 30,		Three-month period ended September 30,
	2024	2023	2024	2023

Net Revenue	13,506,227	12,833,915	4,584,979	4,360,196
Net Income	851,451	188,106	349,990	121,567
	Nine-month period ended September 30,
	2024	2023
Net cash provided by operating activities	1,640,792	399,598
	September 30, 2024	December 31, 2023

Total assets	10,700,534	9,810,361
Total liabilities	6,481,868	6,465,784